ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional information (Details) $ in Thousands	Dec. 31, 2022 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advertising fees	$ 210,817
Paid to Advertising fees	$ 187,055